Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement Of Other Comprehensive Income (Loss) [Abstract]
Net income	$ 1,903,905	$ 2,241,048
Investment securities available for sale
Unrealized holding gains (losses) arising during the period	6,515,274	(8,995,586)
Income tax effect	(2,451,698)	3,385,039
Reclassification of gains recognized in earnings	(819,212)	(379,997)
Income tax effect	308,271	142,993
Total other comprehensive income (loss)	3,552,635	(5,847,551)
Comprehensive income (loss)	$ 5,456,540	$ (3,606,503)